Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000194706
Shareholder Report [Line Items]
Fund Name	Inspire 100 ETF
Trading Symbol	BIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/bibl. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/bibl
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$20	0.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -6.04%. This disappointing performance was driven predominately by the downward momentum and correction in the US large cap equity market during the first four months of the period. The sectors that helped support the Fund with positive performance came from the Consumer Discretionary, Materials, Health Care and Financials sectors. The sectors that caused the largest drag to performance during the period due to security selection were the Communications Services, Industrials, Consumer Staples and Energy sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed in line with the broader large cap market. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500® Index
Oct-2017	$10,000	$10,000	$10,000
May-2018	$10,707	$10,758	$10,642
May-2019	$10,626	$10,742	$11,045
May-2020	$12,398	$12,477	$12,463
May-2021	$17,602	$18,230	$17,488
May-2022	$16,200	$16,872	$17,435
May-2023	$15,461	$16,178	$17,945
May-2024	$19,243	$20,230	$23,003
May-2025	$20,424	$21,552	$26,113

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	-6.04%	6.14%	10.50%	9.87%
Inspire 100 Index	-5.87%	6.53%	11.55%	10.66%
S&P 500® Index	-1.35%	13.52%	15.94%	13.49%

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 306,690,105
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 358,516
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$306,690,105 Number of Portfolio Holdings101 Advisory Fee (net of waivers)$358,516 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Communications	0.1%
Money Market Funds	0.2%
Consumer Staples	1.0%
Consumer Discretionary	1.1%
Utilities	3.8%
Materials	5.5%
Health Care	6.0%
Energy	6.4%
Financials	9.8%
Real Estate	14.8%
Industrials	23.0%
Technology	28.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Caterpillar, Inc.	5.1%
Progressive Corporation (The)	5.0%
Arista Networks, Inc.	3.5%
KLA Corporation	3.1%
Prologis, Inc.	3.1%
Amphenol Corporation, Class A	3.1%
Welltower, Inc.	2.9%
Interactive Brokers Group, Inc., Class A	2.8%
Parker-Hannifin Corporation	2.6%
Cintas Corporation	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000248596
Shareholder Report [Line Items]
Fund Name	Inspire 500 ETF
Trading Symbol	PTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire 500 ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ptl. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ptl
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$40	0.09%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -1.73%. This negative performance was driven by a pullback over the past several months in the broader US Large Cap markets and particularly in the Communication Services and Energy sectors. The sectors that contributed most to the positive performance within the Fund were the Information Technology, Utilities, and Financials. During the last several months, there has been a minor correction and modest recovery in the broader US Large Cap market due to uncertainty about the next move in interest rates by the Federal Reserve. The Fund performed better than the broader large cap market during the period due to the Fund having minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large cap markets for the past couple of years but led the market lower during the last several months. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500® Index
03/25/24	$10,000	$10,000	$10,000
03/31/24	$10,115	$10,114	$10,071
04/30/24	$9,588	$9,587	$9,659
05/31/24	$9,860	$9,862	$10,138
06/30/24	$9,961	$9,965	$10,502
07/31/24	$10,284	$10,290	$10,630
08/31/24	$10,510	$10,517	$10,888
09/30/24	$10,737	$10,745	$11,120
10/31/24	$10,579	$10,588	$11,020
11/30/24	$11,352	$11,364	$11,666
12/31/24	$10,762	$10,771	$11,388
01/31/25	$11,194	$11,204	$11,705
02/28/25	$10,921	$10,930	$11,553
03/31/25	$10,404	$10,413	$10,902
04/30/25	$10,446	$10,454	$10,828
05/31/25	$11,155	$11,163	$11,509

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	-1.73%	13.13%	9.67%
Inspire 500 Index	-1.77%	13.20%	9.74%
S&P 500® Index	-1.35%	13.52%	12.61%

Performance Inception Date	Mar. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 335,802,708
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 124,069
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$335,802,708 Number of Portfolio Holdings453 Advisory Fee $124,069 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.5%
Consumer Staples	2.9%
Health Care	5.8%
Materials	6.3%
Utilities	6.5%
Real Estate	6.8%
Consumer Discretionary	8.2%
Energy	8.3%
Financials	8.5%
Industrials	16.7%
Technology	28.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.7%
Palantir Technologies, Inc., Class A	4.0%
Exxon Mobil Corporation	3.2%
NextEra Energy, Inc.	2.6%
Home Depot, Inc. (The)	2.5%
GE Vernova, LLC	1.8%
Snowflake, Inc., Class A	1.6%
Linde PLC	1.5%
Intercontinental Exchange, Inc.	1.5%
Republic Services, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000176728
Shareholder Report [Line Items]
Fund Name	Inspire Corporate Bond ETF
Trading Symbol	IBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ibd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ibd
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$21	0.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 2.02%. This positive performance was driven by falling interest rates on the short to intermediate end of the yield curve compared to interest rates rising on the long end of the yield curve spectrum in anticipation that the next move in interest rates by the Federal Reserve may be a rate cut or two. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
05/31/18	$9,925	$10,011	$9,983	$9,982
05/31/19	$10,490	$10,680	$10,644	$10,629
05/31/20	$11,022	$11,588	$11,410	$11,377
05/31/21	$11,301	$12,151	$11,849	$11,759
05/31/22	$10,428	$11,237	$10,989	$10,937
05/31/23	$10,400	$11,245	$10,992	$10,936
05/31/24	$10,830	$11,827	$11,540	$11,438
05/31/25	$11,547	$12,659	$12,359	$12,240

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	2.02%	6.63%	0.94%	1.84%
Inspire Corporate Bond Impact Index	2.28%	7.04%	1.78%	3.03%
Bloomberg Intermediate Corporate Index	2.31%	7.09%	1.61%	2.72%
Bloomberg U.S. Intermediate Credit Index	2.36%	7.01%	1.47%	2.59%

Performance Inception Date	Jul. 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 381,937,904
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 545,997
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$381,937,904 Number of Portfolio Holdings248 Advisory Fee $545,997 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Health Care	3.0%
Consumer Discretionary	5.3%
Financials	6.6%
Consumer Staples	6.8%
Utilities	8.3%
Materials	9.1%
Energy	10.8%
Technology	11.2%
Industrials	18.8%
Real Estate	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trimble, Inc., 4.900%, 06/15/28	1.8%
Amphenol Corporation, 4.350%, 06/01/29	1.8%
Valero Energy Corporation, 4.350%, 06/01/28	1.8%
Loews Corporation, 3.750%, 04/01/26	1.8%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	1.8%
Republic Services, Inc., 3.950%, 05/15/28	1.8%
AutoZone, Inc., 3.750%, 06/01/27	1.8%
Cboe Global Markets, Inc., 3.650%, 01/12/27	1.8%
Dollar General Corporation, 3.875%, 04/15/27	1.8%
Camden Property Trust, 4.900%, 01/15/34	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000223048
Shareholder Report [Line Items]
Fund Name	Inspire Momentum ETF
Trading Symbol	GLRY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/glry
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Momentum ETF	$39	0.80%Footnote Reference*

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -2.06%. This modest negative performance was driven predominately by the downward trajectory of the US large cap and mid cap markets during the period. Due to the Fund’s focus on the momentum factor that was in favor over the period, as well as security selection in the Utilities, Information Technology and Health Care sectors, helped achieve the positive performance within the Fund during the period. The sectors that caused the largest drag to performance were the Communication Services, Materials and Energy sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed well compared to the broader mid-cap market. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Momentum ETF - NAV	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
May-2021	$11,788	$12,269	$11,548
May-2022	$9,660	$11,469	$11,443
May-2023	$9,806	$11,168	$11,712
May-2024	$12,893	$14,068	$14,975
May-2025	$13,732	$14,373	$16,845

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (December 7, 2020)
Inspire Momentum ETF - NAV	-2.06%	6.50%	7.34%
S&P MidCap 400® Index	-10.15%	2.17%	8.44%
S&P Composite 1500® Index	-2.22%	12.49%	12.35%

Performance Inception Date	Dec. 07, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,181,114
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 212,688
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$79,181,114 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$212,688 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	2.2%
Real Estate	2.7%
Communications	3.9%
Utilities	4.4%
Energy	4.9%
Consumer Staples	5.5%
Health Care	8.7%
Financials	11.1%
Consumer Discretionary	12.4%
Technology	18.5%
Industrials	25.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	4.4%
AppLovin Corporation, Class A	3.9%
Broadcom, Inc.	3.9%
Curtiss-Wright Corporation	3.8%
Amphenol Corporation, Class A	3.7%
Cinemark Holdings, Inc.	3.7%
EMCOR Group, Inc.	3.5%
BWX Technologies, Inc.	3.4%
Encompass Health Corporation	3.3%
AutoNation, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000237005
Shareholder Report [Line Items]
Fund Name	Inspire Fidelis Multi Factor ETF
Trading Symbol	FDLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/fdls. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/fdls
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$33	0.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -5.98%. This weak performance was driven predominately by the downward momentum in the US equity markets (particularly the small and mid-cap segments of the market) during the period even though the international market exhibited strong upward momentum. Security selection in the Utilities, Consumer Discretionary, Materials, Information Technology, Industrials and Financials sectors helped the Fund with positive performance. The sectors that caused the largest drag to performance were the Communication Services and Consumer Staples sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Index
08/23/22	$10,000	$10,000	$10,001	$10,000
09/30/22	$8,808	$8,841	$8,738	$8,746
12/31/22	$9,799	$9,899	$9,662	$9,600
03/31/23	$10,120	$10,239	$10,406	$10,301
06/30/23	$10,970	$11,126	$11,119	$10,938
09/30/23	$10,721	$10,896	$10,712	$10,566
12/31/23	$11,897	$12,125	$11,922	$11,731
03/31/24	$12,384	$12,654	$13,003	$12,693
06/30/24	$12,064	$12,336	$13,411	$13,057
09/30/24	$12,846	$13,164	$14,263	$13,921
12/31/24	$12,782	$13,173	$14,183	$13,783
03/31/25	$12,230	$12,622	$14,010	$13,601
05/31/25	$13,103	$13,543	$14,943	$14,517

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	-5.98%	5.64%	10.25%
WI Fidelis Multi-Cap, Multi-Factor Index	-5.31%	6.84%	11.57%
S&P Global 1200 Index	2.87%	13.95%	15.61%
MSCI ACWI Index	2.83%	13.65%	14.40%

Performance Inception Date	Aug. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,681,414
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 180,400
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$80,681,414 Number of Portfolio Holdings101 Advisory Fee $180,400 Portfolio Turnover112%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Master Limited Partnerships	0.9%
Money Market Funds	1.1%
Partnership Shares	0.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.1%
Utilities	2.6%
Materials	4.3%
Consumer Staples	8.0%
Communications	8.6%
Consumer Discretionary	8.7%
Energy	8.9%
Health Care	10.1%
Industrials	15.5%
Technology	15.6%
Financials	17.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dave, Inc.	2.2%
NRG Energy, Inc.	1.5%
American Superconductor Corporation	1.4%
Build-A-Bear Workshop, Inc.	1.3%
Curtiss-Wright Corporation	1.3%
Tenet Healthcare Corporation	1.3%
Comfort Systems USA, Inc.	1.3%
TTM Technologies, Inc.	1.3%
Howmet Aerospace, Inc.	1.2%
Universal Technical Institute, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000176729
Shareholder Report [Line Items]
Fund Name	Inspire Global Hope ETF
Trading Symbol	BLES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/bles. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/bles
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$30	0.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 1.46%. This modest performance was driven by the upward momentum and global security selection in the Communications Services, Financials and Utilities sectors. The other sectors that helped achieve this positive performance came from the Consumer Staples, Industrials and Materials sectors. The sectors that caused the largest drag to performance were the Health Care and Information Technology sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza as well as geo-political tensions with Russia and China, the Fund performed in line with the broader international large cap market even though the Fund was hampered by the exposure to US Large Cap stocks that suffered negative performance during the period. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
Feb-2017	$10,000	$10,000	$9,999
May-2017	$10,408	$10,461	$10,494
May-2018	$11,488	$11,565	$11,793
May-2019	$11,150	$11,448	$11,815
May-2020	$10,979	$11,135	$12,626
May-2021	$17,169	$17,304	$17,870
May-2022	$16,061	$16,310	$17,127
May-2023	$15,496	$15,880	$17,530
May-2024	$18,542	$19,132	$21,911
May-2025	$20,055	$20,918	$24,961

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	1.46%	8.16%	12.81%	8.80%
Inspire Global Hope Index	2.04%	9.34%	13.44%	9.35%
S&P Global 1200 Index	2.87%	13.95%	14.60%	11.72%

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 126,668,971
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 175,808
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,668,971
Number of Portfolio Holdings	402
Advisory Fee	$175,808
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	0.8%
Preferred Stocks	0.2%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.8%
Communications	2.8%
Consumer Staples	6.0%
Consumer Discretionary	6.4%
Real Estate	6.6%
Energy	6.8%
Health Care	7.0%
Utilities	7.1%
Materials	11.4%
Financials	13.5%
Technology	13.7%
Industrials	17.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.8%
Delta Electronics Thailand PCL	0.4%
Vertiv Holdings Company	0.3%
Toyota Industries Corporation	0.3%
Broadcom, Inc.	0.3%
Coinbase Global, Inc., Class A	0.3%
Curtiss-Wright Corporation	0.3%
WiseTech Global Ltd.	0.3%
Snowflake, Inc., Class A	0.3%
Amphenol Corporation, Class A	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000214760
Shareholder Report [Line Items]
Fund Name	Inspire International ETF
Trading Symbol	WWJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/wwjd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/wwjd
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$34	0.64%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 12.22%. This positive performance was driven predominately by the upward momentum in the International and Emerging Markets during the period. Security selection in the Financials, Communication Services, Industrials and Materials sectors helped achieve this positive performance. The sectors that caused the largest drag to performance were the Information Technology and Real Estate sectors. Although there was volatility in the international markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global international market even though the Fund had no exposure to the Chinese markets that have seen upward momentum recently and are a large portion of the international markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire International ETF - NAV	Inspire International NTR Index	S&P International 700 TR	Inspire Global Hope Ex-US GTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
05/31/20	$9,215	$9,166	$9,323	$8,789
05/31/21	$14,592	$14,352	$13,393	$13,823
05/31/22	$13,202	$13,013	$11,981	$12,609
05/31/23	$13,019	$12,320	$12,132	$12,570
05/31/24	$15,072	$14,275	$14,422	$14,670
05/31/25	$17,042	$16,247	$16,566	$16,821

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	12.22%	13.07%	13.09%	9.86%
Inspire International NTR Index	12.50%	13.82%	12.13%	8.94%
S&P International 700 TR	13.23%	14.87%	12.19%	9.31%
Inspire Global Hope Ex-US GTR Index	13.03%	14.67%	13.86%	9.61%

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 329,219,917
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 681,950
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$329,219,917
Number of Portfolio Holdings	201
Advisory Fee	$681,950
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.0%
Preferred Stocks	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Money Market Funds	2.1%
Real Estate	3.4%
Communications	4.6%
Health Care	5.1%
Consumer Discretionary	5.7%
Technology	5.9%
Energy	6.8%
Consumer Staples	7.1%
Utilities	9.7%
Materials	14.2%
Industrials	17.7%
Financials	19.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	2.1%
Delta Electronics Thailand PCL	0.8%
Toyota Industries Corporation	0.7%
WiseTech Global Ltd.	0.6%
Grupo Financiero Banorte SAB de CV	0.6%
Chandra Asri Pacific Tbk P.T.	0.6%
Ryanair Holdings plc	0.6%
Continental A.G.	0.6%
Trane Technologies PLC	0.6%
Ajinomoto Company, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000176730
Shareholder Report [Line Items]
Fund Name	Inspire Small/Mid Cap ETF
Trading Symbol	ISMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ismd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ismd
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$23	0.49%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -15.37%. This negative performance was driven predominately by the downward momentum of the US midcap and small cap markets during the period. Security selection in the Energy, Information Technology and Consumer Discretionary sectors helped the performance of the Fund from a positive perspective, but the sectors that caused the largest drag to performance were the Health Care, Consumer Staples and Utilities sectors. Although there was volatility and a market correction in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed in line with the broader small and mid-cap markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
05/31/17	$9,728	$9,734	$9,767	$9,579
05/31/18	$11,504	$11,689	$11,796	$11,782
05/31/19	$10,492	$10,580	$10,729	$10,196
05/31/20	$9,549	$9,694	$10,360	$9,131
05/31/21	$15,997	$16,937	$17,048	$17,639
05/31/22	$14,856	$15,892	$14,165	$15,993
05/31/23	$14,244	$15,301	$13,502	$14,536
05/31/24	$17,194	$18,579	$16,218	$16,926
05/31/25	$16,835	$18,265	$16,410	$16,424

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	-15.37%	-2.09%	12.01%	6.51%
Inspire Small/Mid Cap Index	-15.28%	-1.69%	13.51%	7.57%
Russell 2000® Index	-14.54%	1.19%	9.64%	6.18%
S&P SmallCap 600® Equal Weight Index	-16.00%	-2.97%	12.46%	6.19%

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,735,790
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 275,621
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$175,735,790 Number of Portfolio Holdings498 Advisory Fee $275,621 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	0.6%
Common Stocks	97.8%
Money Market Funds	1.6%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	1.7%
Communications	2.4%
Energy	3.3%
Utilities	3.7%
Consumer Staples	5.0%
Real Estate	7.7%
Materials	7.7%
Health Care	8.4%
Technology	13.7%
Consumer Discretionary	14.1%
Industrials	15.6%
Financials	18.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.7%
Compass Minerals International, Inc.	0.4%
OPAL Fuels, Inc.	0.4%
Landsea Homes Corporation	0.4%
Sleep Number Corporation	0.3%
Argan, Inc.	0.3%
Avis Budget Group, Inc.	0.3%
Groupon, Inc.	0.3%
National Vision Holdings, Inc.	0.3%
ATI, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000220340
Shareholder Report [Line Items]
Fund Name	Inspire Tactical Balanced ETF
Trading Symbol	RISN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Tactical Balanced ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/risn. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/risn
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Tactical Balanced ETF	$35	0.72%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -5.31%. Since the Fund has a current target of 80% to be invested in US Large Cap stocks, most of this negative performance was driven by the downward momentum in the US equity markets during the period. Security selection in the Health Care and Industrials sectors helped with positive performance, but the sectors that caused the largest drag to performance was the lack of exposure to the Consumer Staples and Communication Services sectors. The Fund is also currently invested at a 20% level in US Treasury exposure, so the most positive performance within the Fund was driven by falling interest rates on the short and intermediate end of the yield curve spectrum in anticipation that the next move in interest rates by the Federal Reserve may be a rate cut or two. Although there was volatility in both the equity and fixed income markets during the period the Fund performed in line with the broader large cap market as well as the intermediate fixed income markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Tactical Balanced ETF - NAV	S&P Target Risk Moderate Index
Jul-2020	$10,000	$10,000
May-2021	$11,922	$11,202
May-2022	$11,205	$10,396
May-2023	$10,561	$10,348
May-2024	$12,317	$11,462
May-2025	$12,936	$12,457

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (July 15, 2020)
Inspire Tactical Balanced ETF - NAV	-5.31%	5.02%	5.42%
S&P Target Risk Moderate Index	1.74%	8.68%	4.61%

Performance Inception Date	Jul. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 78,643,149
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 206,086
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$78,643,149 Number of Portfolio Holdings26 Advisory Fee $206,086 Portfolio Turnover218%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Exchange-Traded Funds	19.6%
Partnership Shares	3.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	3.2%
Communications	3.2%
Consumer Staples	6.4%
Financials	9.6%
Energy	12.8%
Consumer Discretionary	12.9%
Technology	15.9%
Industrials	16.0%
Fixed Income	19.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab Short-Term U.S. Treasury ETF	19.5%
AutoZone, Inc.	3.4%
O'Reilly Automotive, Inc.	3.3%
AppLovin Corporation, Class A	3.2%
Canadian Pacific Kansas City Ltd.	3.2%
Kinder Morgan, Inc.	3.2%
Monster Beverage Corporation	3.2%
Interactive Brokers Group, Inc., Class A	3.2%
Brookfield Asset Management Ltd.	3.2%
Fortinet, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.